Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule For Cash And Cash Equivalents

	As of December 31
	2023	2022
Cash on hand	$14,745	$39,770
Tax refund titles[1]	2,769	3,233
Total cash and cash equivalents	$17,514	$43,003
1.The balance as of December 31, 2023 and 2022 relates to tax refund titles (Colombian Tax Reimbursement Certificates) that are securities issued by the Colombian Ministry of Finance and Public Credit which are highly liquid and tradeable. They must be redeemed within one year with the tax authority to compensate payable taxes.